Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2012	$1,720.3	$1,035.2	$299.1	$3,054.6
Other	—	(0.6)	(1.1)	(1.7)

Balance at April 30, 2013	$1,720.3	$1,034.6	$298.0	$3,052.9
Acquisitions	22.8	—	29.3	52.1
Other	—	(2.4)	(4.4)	(6.8)

Balance at April 30, 2014	$1,743.1	$1,032.2	$322.9	$3,098.2

Other intangible assets and related accumulated amortization and impairment charges

	April 30, 2014			April 30, 2013
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,436.2	$392.6	$1,043.6	$1,415.1	$314.8	$1,100.3
Patents and technology	164.5	61.9	102.6	158.8	49.3	109.5
Trademarks	70.0	36.5	33.5	62.5	26.9	35.6

Total intangible assets subject to amortization	$1,670.7	$491.0	$1,179.7	$1,636.4	$391.0	$1,245.4

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,858.9	$14.3	$1,844.6	$1,855.6	$11.6	$1,844.0

Total other intangible assets	$3,529.6	$505.3	$3,024.3	$3,492.0	$402.6	$3,089.4